Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from Operating Activities
Loss for the year	$ (15,036)	$ (15,375)	$ (15,439)
Adjustments to reconcile loss to net cash used in operating activities:	2,911	3,880	3,578
Net cash used in operating activities	(12,125)	(11,495)	(11,861)
Cash Flows from Investing Activities
Changes in short term deposits	(12,347)	67	7,273
Proceeds from sales of other investments			21
Proceeds from sales of marketable securities		68
Purchase of fixed assets	(235)	(50)	(103)
Net cash provided by (used in) investing activities	(12,582)	85	7,191
Cash flows from Financing Activities
Issuance of ordinary shares, net of issuance expenses	13,508	45,017	6,521
Proceeds from exercise of warrants	595
Proceeds from exercise of options	57	263
Net cash provided by financing activities	14,160	45,280	6,521
Effect of exchange rate changes on cash and cash equivalents	(37)	75	(182)
(Decrease) increase in cash and cash equivalents and restricted cash	(10,584)	33,945	1,669
Cash and cash equivalents and restricted cash at the beginning of the period	38,772	4,827	3,158
Cash and cash equivalents and restricted cash at the end of the period	28,188	38,772	4,827
Share-based payment	2,464	1,162	1,638
Depreciation	159	254	259
Revaluation of derivative warrant liabilities			1
Equity in net loss of an affiliated company		2,718	839
Revaluation of other investments			324
Revaluation of marketable securities	30	(87)
Exchange rate changes on cash and cash equivalents	37	(75)	182
Changes in assets and liabilities:
Decrease (Increase) in other current assets	(259)	212	(142)
Increase (decrease) in trade payables	(138)	(296)	154
Change in operating lease liability	(33)	60	110
Increase (decrease) in other payables	651	(68)	213
Adjustments to reconcile loss to net cash used in operating activities	2,911	3,880	3,578
Accrued issuance expenses recorded in shareholders’ equity		$ 310